Other Financial Data	12 Months Ended
Sep. 30, 2015
Other Financial Data [Abstract]
Other Financial Data
OTHER FINANCIAL DATA

Items reported in earnings during the years ended September 30 include the following:

	2013	2014	2015
Research and development expense	$576	541	506
Depreciation expense	$521	518	507
Rent expense	$414	411	391

The Company leases certain facilities, transportation and office equipment, and various other items under operating lease agreements. Minimum annual rentals under noncancelable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, will approximate $263 in 2016, $181 in 2017, $123 in 2018, $84 in 2019 and $51 in 2020.

At September 30, 2015, other current assets included short-term investments of $99 and an income tax refund receivable of $94. At September 30, 2015 and 2014, other assets included $33 and $377 of pension assets, respectively.

Items reported in accrued expenses include the following:

	2014	2015
Employee compensation	$705	597
Customer advanced payments	$455	450
Product warranty	$193	167

Other liabilities are summarized as follows:

	2014	2015
Pension liabilities	$564	662
Deferred income taxes	572	408
Postretirement liabilities, excluding current portion	233	199
Other	628	602
Total	$1,997	1,871

Other operating cash flow is comprised of the following:

	2013	2014	2015
Pension expense	$228	153	167
Stock compensation expense	221	143	30
Deferred income taxes and other	(63)	(111)	14
Total	$386	185	211